Goodwill and Intangible Assets, Net - Details of Total Goodwill (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021
Goodwill [Line Items]
Goodwill resulting from acquisitions	$ 48,395	[1]	$ 104,151	[2]
Value of intangible asset	178,312		259,032
Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset	61,044		118,730
Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	112,705		133,038
Sourced [Member]
Goodwill [Line Items]
Goodwill resulting from acquisitions			$ 79,863
Sourced [Member] | Trademark [Member]
Goodwill [Line Items]
Useful life of intangible assets			3 years
Sourced [Member] | Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset			$ 3,056
Sourced [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset			$ 18,211
Useful life of intangible assets			7 years
Roam [Member]
Goodwill [Line Items]
Goodwill resulting from acquisitions	24,607
Roam [Member] | Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset	$ 2,299
Useful life of intangible assets	2 years
Roam [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	$ 11,454
Useful life of intangible assets	5 years
DevOps [Member]
Goodwill [Line Items]
Goodwill resulting from acquisitions	$ 23,787
DevOps [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	$ 2,616
Useful life of intangible assets	5 years

[1]	Mainly relates to the acquisitions of DevOps and Roam, see also Note 3. In allocating the total preliminary purchase price for Roam, based on estimated fair values, the Company recorded $24,607 of goodwill, $11,454 of customer relationships to be amortized over approximately five years and $2,299 of core technology to be amortized over two years. In allocating the total preliminary purchase price for DevOps, based on estimated fair values, the Company recorded $23,787 of goodwill, $2,616 of customer relationships to be amortized over approximately five years.
[2]	Mainly relates to the acquisition of Sourced Group. In allocating the total purchase price for Sourced Group, based on estimated fair values, the Company recorded $79,863 of goodwill, $18,211 of customer relationships to be amortized over approximately seven years and $3,056 of core technology to be amortized over three years.